Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 256,400	$ 36,665	¥ 610,877
Short-term investments	843,232	120,581	513,683
Restricted short-term deposits	29,655	4,241	30,295
Accounts receivable, net of expected credit losses of RMB103,340 and RMB111,259 (US$15,910) as of December 31, 2024 and 2025, respectively (including amounts due from related parties, net, of RMB458 and RMB5,188 (US$741) as of December 31, 2024 and 2025)	111,670	15,969	58,180
Inventories	101,634	14,533	75,687
Prepayments and other current assets (including amounts due from a related party, net, of nil and RMB2,070 (US$296) as of December 31, 2024 and 2025)	140,922	20,151	68,298
Total current assets	1,483,513	212,140	1,357,020
Non-current assets
Property and equipment, net	258,050	36,901	60,224
Right-of-use assets, net	116,468	16,655	128,433
Land use right, net	11,347	1,623	0
Intangible assets, net	2,713	388	2,617
Investments accounted for using equity method	28,849	4,125	23,897
Other investments	45,330	6,482	9,867
Deferred tax assets	6,969	997	0
Other non-current assets	38,294	5,476	2,440
Total non-current assets	508,020	72,647	227,478
Total assets	1,991,533	284,787	1,584,498
Current liabilities:
Short-term bank loans	229,611	32,834	64,250
Accounts payable	132,509	18,949	127,446
Contract liabilities (including amounts due to related parties of RMB2,000 and RMB2,307 (US$330) as of December 31, 2024 and 2025)	60,839	8,700	62,561
Current portion of long-term bank loans	9,800	1,401	10,500
Mandatorily redeemable non-controlling interests	0	0	40,000
Accrued expenses and other liabilities	263,439	37,671	150,196
Current portion of lease liabilities	16,278	2,328	12,527
Deferred income	817	117	1,504
Deferred government subsidies	684	98	1,209
Income taxes payable	1,820	260	150
Total current liabilities	715,797	102,358	470,343
Non-current liabilities:
Long-term bank loans	82,700	11,826	20,500
Deferred tax liabilities	292	42	292
Unrecognized tax benefit	5,480	784	5,480
Lease liabilities	114,246	16,337	125,719
Other non-current liabilities	4,676	669	6,350
Total non-current liabilities	207,394	29,658	158,341
Total liabilities	923,191	132,016	628,684
Commitments and Contingencies
Shareholders' equity:
Additional paid-in capital	3,335,371	476,952	2,923,178
Treasury shares	(10,085)	(1,442)	(10,085)
Statutory reserves	3,302	472	1,772
Accumulated deficit	(2,262,358)	(323,513)	(1,984,851)
Accumulated other comprehensive income	2,605	373	25,539
Total EHang Holdings Limited shareholders' equity	1,068,927	152,855	955,643
Non-controlling interests	(585)	(84)	171
Total shareholders' equity	1,068,342	152,771	955,814
Total liabilities and shareholders' equity	1,991,533	284,787	1,584,498
Class A Ordinary Shares [Member]
Shareholders' equity:
Common stock	68	10	66
Additional paid-in capital			5,999
Class B Ordinary Shares [Member]
Shareholders' equity:
Common stock	¥ 24	$ 3	¥ 24